Leases	12 Months Ended
Mar. 31, 2023
Leases [Abstract]
LEASES
11.	LEASES

On March 21, 2023 , the Group entered into a lease agreement for executive and administrative offices in Hong Kong, under a three-year lease that expire in March 2026.

On March 1, 2023, the Group entered into lease agreements for factory space and dormitories located in Shenzhen, China that expire in February 2026.

On March 29, 2019, the Group entered into a lease agreement for factory space located in Yangon, Myanmar that expire in March 2069. The lease for the factory space has a term of 50 years, Kayser Myanmar has the option to extend the lease term for two consecutive 10-year terms on the same terms and conditions as in effect for the initial 50-year period. Kayer Myanmar is obligated under the lease to make monthly lease payment equal to 10 million Myanmar Kyat (equivalent to $4.8 per month as of March 31, 2023).

During the year ended March 31, 2019, Kayser Myanmar has paid Konig Company $950 as prepaid rent under the lease, approximately 12 years of rental payments.

	2021		2022		2023
	$		$		$

Operating lease cost	731	*	871	*	888	*

Weighted Average Remaining Lease Term - Operating leases	9.06 years		11.22 years		8.15 years
Weighted Average Discount Rate - Operating leases	8.17%		8.59%		7.56%

*	Included unconditional government subsidy $66, $nil and $247 for factory space and dormitories located in Shenzhen in 2021, 2022 and 2023 respectively.

The following is a schedule, by years, of maturities of lease liabilities as of March 31, 2023

Operating leases
$
Year ending March 31,
2024	648
2025	665
2026	628
2027	-
2028	-
Thereafter	2,164

Total undiscounted cash flows	4,105
Less: imputed interest	(2,050)

Present value of lease liabilities	2,055